Related parties	12 Months Ended
Dec. 31, 2023
Related parties
29 Related parties
Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or if another party controls both. The Bank’s related parties include key management personnel, close family members of key management personnel and entities that are controlled, significantly influenced, or for which significant voting power is held, by key management personnel or their close family members. Key management personnel are those individuals having authority and responsibility for planning, directing and controlling the activities of the Bank, that is, members of the Executive Board and the Board of Directors.
UBS Group owns all of the Bank’s outstanding voting registered shares. The Bank is involved in significant financing and other transactions with subsidiaries of UBS. The Bank generally enters into these transactions in the ordinary course of business and believes that these transactions are generally on market terms that could be obtained from unrelated third parties.
Banking relationships
The Bank is a global financial services provider. Many of the members of the Executive Board and the Board of Directors, their close family members or companies associated with them maintain banking relationships with the Bank. The Bank or any of its banking subsidiaries may from time to time enter into financing and other banking agreements with companies in which current members of the Executive Board or the Board of Directors have a significant influence as defined by the SEC, such as holding executive and/or board level roles in these companies. With the exception of the transactions described below, relationships with members of the Executive Board or the Board of Directors and such companies were in the ordinary course of business and are entered into at prevailing market conditions. Also, unless otherwise noted, all loans to members of the Executive Board, members of the Board of Directors, their close family members or companies associated with them were made in the ordinary course of business, were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and did not involve more than the normal risk of collectability or present other unfavorable features. As of December 31, 2023, 2022 and 2021, there were no loan exposures to such related parties that were not made in the ordinary course of business and at prevailing market conditions.
CS First Boston
In April 2023, Credit Suisse Group AG and M. Klein & Co. LLC, a private company co-owned by former Credit Suisse Group AG Board of Directors member Michael Klein, mutually agreed to terminate the acquisition of The Klein Group, LLC (i.e., the investment banking business of M. Klein & Co. LLC) by Credit Suisse Group AG considering UBS’s acquisition of Credit Suisse Group AG. Michael Klein stepped down from the Board of Directors of Credit Suisse Group AG effective October 27, 2022.
Related party loans
The majority of loans outstanding to members of the Executive Board and the Board of Directors are mortgages or loans against securities.
All mortgage loans to members of the Executive Board are granted either with variable or fixed interest rates over a certain period. Typically, mortgages are granted for periods of up to ten years. Interest rates applied are based on refinancing costs plus a margin, and interest rates and other terms are consistent with those applicable to other employees. Loans against securities are granted at interest rates and on terms applicable to such loans granted to other employees. The same credit approval and risk assessment procedures apply to members of the Executive Board as for other employees.
Loans to members of the Board of Directors are made on the same terms available to third-party clients. Members of the Board of Directors with loans do not benefit from employee conditions but are subject to conditions applied to clients with a comparable credit standing.
Unless otherwise noted, all loans to members of the Executive Board and Board of Directors are made in the ordinary course of business and substantially on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and, for Executive Board members, in consideration of the terms which apply to all employees. Such loans do not involve more than the normal risk of collectability or present other unfavorable features.
Executive Board and Board of Directors loans
	2023		2022	2021
Executive Board loans (CHF million)
Balance at beginning of period	6	[1]	18	13
Additions	1		1	10
Reductions	(1)		(13)	(5)
Balance at end of period	6	[1]	6	18
Board of Directors loans (CHF million)
Balance at beginning of period	4	[2]	7	9
Additions	0		0	2
Reductions	(1)		(3)	(4)
Balance at end of period	3	[2]	4	7
1 The number of individuals with outstanding loans was four at the beginning of the year and three at the end of the year.
2 The number of individuals with outstanding loans was two at the beginning of the year and one at the end of the year.
Related party transactions
Related party assets and liabilities
end of	2023	2022
Assets (CHF million)
Cash and due from banks	418	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	376	0
Trading assets	111	42
Net loans	1,251	3,949
All other assets	796	86
Total assets	2,952	4,077
Liabilities (CHF million)
Due to banks/customer deposits	1,020	1,320
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	343	91
Trading liabilities	67	0
Short-term borrowings	4,000	2,075
Long-term debt	48,843	56,822
All other liabilities	1,865	1,284
Total liabilities	56,138	61,592
Related party revenues and expenses
in	2023	2022	2021
Revenues (CHF million)
Interest and dividend income	114	13	(56)
Interest expense	(3,927)	(2,506)	(1,673)
Net interest income	(3,813)	(2,493)	(1,729)
Commissions and fees	17	82	102
Other revenues	14,354	246	212
Net revenues	10,558	(2,165)	(1,415)
Expenses (CHF million)
Total operating expenses	2,497	2,326	2,089
Related party guarantees and commitments
end of	2023	2022
Guarantees and commitments (CHF million)
Credit guarantees and similar instruments	0	4
Revocable loan commitments	32	59
Liabilities due to own pension plans
Liabilities due to the Bank’s own defined benefit pension plans as of December 31, 2023 and 2022 of CHF 511 million and CHF 254 million, respectively, were reflected in various liability accounts in the Bank’s consolidated balance sheets.